REVENUE, OTHER INCOME AND GAINS	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE, OTHER INCOME AND GAINS	REVENUE, OTHER INCOME AND GAINS
An analysis of revenue is as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue
Licensing of intellectual property	35,160	50,000	65,402
Collaboration revenue	249,804	66,677	—
Other revenue	179	328	3,424
Total Revenue	285,143	117,005	68,826

Revenue from licensing of intellectual property is recognized at a point in time with respect to the Janssen collaboration. Revenue from licensing of intellectual property represents variable consideration relating to the milestone payments that were constrained in prior years but included in the transaction price when the achievement of the milestones was highly probable. Collaboration revenue includes our pro-rata share of collaboration net trade sales for which Janssen
Biotech, Inc. (“Janssen”) is the principal in the sale to the customer under the collaboration and license agreement with Janssen (the “Janssen Agreement”).
Other revenue is related to an exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd. and its affiliates and related subsequent sales-based royalties.
Novartis License Agreement

On November 10, 2023, Legend Biotech, through its wholly owned subsidiary, Legend Biotech Ireland Limited, entered into an exclusive, global license agreement with Novartis Pharma AG. The Company granted Novartis the rights to develop, manufacture and commercialize LB2102 and other potential chimeric antigen receptor T-cell (CAR-T) therapies selectively targeting Delta-like Ligand 3 (DLL3). The agreement was effective on December 28, 2023, with a $100 million receivable recorded, representing the Novartis upfront payment to be received shortly after December 31, 2023. Novartis has also agreed to pay up to $1.01 billion in milestone payments upon achievement of specified clinical, regulatory and commercial milestones, as well as tiered royalties on net sales. We determined that any milestone payments will be recognized when occur as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. We determined that any sales-based royalties will be recognized when the related sales occur as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. Under the Novartis License Agreement, Legend Biotech will conduct the Legend Phase 1 clinical trial for LB2102 in the U.S. Novartis will conduct all other development for the licensed products.

The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	2023	2022
	US$’000	US$’000
Contract liabilities (Current)	53,010	—
Contract liabilities (Non Current)	47,962	—
Total	100,972	—

Performance Obligations

The Novartis License Agreement represents a transaction with a customer and therefore is accounted for in accordance with IFRS 15. We identified the following performance obligations:

•Performance Obligation 1 (PO1)

A combined performance obligation that includes delivery of the license (inclusive of know-how) and the delivery of the Handover Package Documents which includes performing the Legend Phase 1 trial.

•Performance Obligation 2 (PO2)

Supply of materials (supply of Lentivirus/other materials).

We concluded that the license to intellectual property is not distinct from the completion of Phase 1 trial as the license has minimal utility prior to receipt of the completed Legend Phase 1 trial by Legend Biotech. The IP license granted at contract inception is unproven as it relates to products in the early development stage and, therefore the IP may be revised throughout the completion of the Phase 1 trial. In order for Novartis to get the full benefit of the IP, Novartis needs Legend Biotech to provide the IP, the know-how and the completion of the Legend Phase 1 clinical trial, which culminates with the delivery of the handover package. Without each of these deliverables, Novartis would have experienced significant delays in utilizing the IP and commencing the Novartis Phase 1 clinical trial.

Transaction Price

The following table summarizes the composition of the total transaction price for the following periods.

	December 31, 2023	December 31, 2022
	US$’000	US$’000

PO1: Licensing of intellectual property and performing Legend Phase 1 trial	120,710	—
PO2: Supply of materials	4,600	—
Total	125,310	—

PO1: In accordance with the Novartis License Agreement, Legend Biotech will receive a $100.0 million up-front payment from Novartis upon entering into the Novartis License Agreement. The Company determined this upfront payment represents fixed consideration to be included in the transaction price in accordance with IFRS 15 as the payment is non-refundable and represents consideration in exchange for Legend Biotech providing Novartis delivery of the license (inclusive of know-how).

PO1: Novartis must reimburse Legend Biotech for development costs incurred or paid by Legend Biotech prior to, on or after the Effective Date. There is up to $33 million in total aggregate reimbursable development costs through such occurrence. Given it is contractually agreed upon, the Company will include as variable consideration the expected amount it will be reimbursed by Novartis for the Legend Phase 1 clinical trial. The Company concluded that the development costs that are highly probable of being achieved should be included in the transaction price. We have included the estimate of cost reimbursement for the R&D in the transaction price for the first twelve months of expenses through the end of 2024; totaling $20.7 million. The remaining R&D Costs $12.3 million are constrained at inception of the contract as we concluded that they aren’t highly probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

PO2: Given supply is contractually agreed upon for the existing materials and clearly laid out for new materials it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. As such the supply of materials cost included in the transaction price is $4.6 million.

The difference between the $125.3 million transaction price and the $100.0 million disclosed above is the variable consideration of $25.3 million.

The following table summarizes the allocation of the total transaction price to the identified performance obligations under the arrangement, and the amount of the transaction price unsatisfied as of December 31, 2023:

	December 31, 2023	December 31, 2022
	US$’000	US$’000

PO1: Licensing of intellectual property and completion of Legend Phase 1 trial	120,710	—
PO2: Supply of materials	4,600	—
Total	125,310	—
Remaining unsatisfied performance obligation	125,310	—

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of December 31, 2023 are as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Amounts expected to be recognized as revenue:
Licensing of intellectual property and completion of Legend Phase 1 trial
Within 1 year	63,360	—	—
1 - 2 years	37,920	—	—
2 - 3 Years	12,490	—	—
3 - 4 years	6,940	—	—
After 4 years	—	—	—
Total	120,710	—	—

The amounts of transaction prices allocated to the remaining performance obligations which are expected to be recognized as revenue relate to Novartis Licensing Agreement, of which the performance obligations are to be satisfied over the completion of Legend Phase 1 trial for LB2102, which is estimated to be 4 years. As part of the Novartis transaction, the Company allocated the transaction price to performance obligations based on the estimated stand-alone selling prices of promised goods or services and specifically the residual approach for this performance obligation. The amounts disclosed above do not include variable consideration which is constrained. We re-evaluate the transaction price at the end of each reporting period.

Revenue

The following summarizes the revenue recognized for the periods presented:

There was no revenue recognized in the current reporting period that was included in the contract liabilities at the beginning of the reporting period and there was no revenue recognized from performance obligations satisfied in previous periods.

The Company will recognize revenue for the allocation of the transaction price for licensing of intellectual property and completion of Legend Phase 1 trial using the percentage of completion method using the input method (costs). The model used is based on budgeted R&D costs during our Phase 1 trial. There were no 2023 expenses incurred from the effective date through year end. As such, there was no revenue recognized in 2023 in this percentage of completion model.

The Company will recognize revenue for the allocation of the transaction price for supply of materials at a point in time. As of the end of 2023 no materials have been delivered, as such there will be no revenue recognized in 2023.

The following table summarizes the Total other income and gains:

	2023	2022	2021
	US$’000	US$’000	US$’000
Other income and gains
Other income:
Finance income	54,487	8,182	971
Government grants*	2,731	2,434	1,736
Other	245	88	35
Total income	57,463	10,704	2,742

Gains:
Fair value gains on financial assets measured at fair value change through profit or loss	663	603	—
Other	—	742	317
Total gains	663	1,345	317
Total other income and gains	58,126	12,049	3,059
* The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.